Business Combinations - Schedule of reverse recapitalization consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	May 04, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Cash in trust, net of redemptions	$ 433,000	$ 433,382
Cash — PIPE		350,000
Less: Cash paid out to Former Parent	(368,000)	(367,870)
Less: Transaction costs and advisory fees	$ (57,000)	(56,976)
Less: Cash paid out from net working capital adjustment related to acquisitions		(902)
Net Cash Received from Business Combination		$ 357,634